Reverse takeover transaction with NCAC - Additional information (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Reverse takeover transaction with NCAC
Transaction expenses included other costs	$ 2,461,025
Increase in listing expense from change in estimate of share price	$ 9,483,945